Investment Objectives and Goals - Touchstone Large Company Growth ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Large Company Growth ETF Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Large Company Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation.